Accrued Expenses	12 Months Ended
Dec. 31, 2016
Accrued Expenses [Abstract]
ACCRUED EXPENSES

NOTE 6 - ACCRUED EXPENSES

Accrued expenses consist of the following:

	December 31,
	2016	2015
Salaries and payroll taxes	$77,037	$18,380
Reimbursable expenses	5,000	5,000
Consulting fees	25,547	32,173
Audit fees	-	35,000
Merchant bank fees	31,124	-
Rent	1,147	3,077
State income taxes	1,135	4,150
Legal fees	7,568	81,281
Management incentives	604,125	372,000
Interest expense	691,684	45,100
Dividends – Series A & B preferred stock	583,067	-
Liquidated damages – Series B preferred stock	360,000	-
Finder’s fees	256,250	-
Other	257,988	45,277
Totals	$2,901,672	$641,438